Significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Gain from reversal of inventory impairment charges	$ 297	$ 6,752	$ 7,049	$ 0